EARNINGS (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 8 - LOSS PER SHARE
Basic loss per share is computed by dividing the Company’s net loss by the weighted average number of shares outstanding during the period. When the effects are not anti-dilutive, diluted loss per share is computed by dividing the Company’s net loss by the weighted average number of shares outstanding and the impact of all dilutive potential common shares, primarily stock options
“in-the-money”,
unvested restricted stock, and unvested restricted stock units. The dilutive impact of stock options, unvested restricted stock, and unvested restricted stock units is determined by applying the “treasury stock” method. Performance-based restricted stock awards are included in the computation of diluted loss per share only to the extent that the underlying performance conditions: (i) are satisfied prior to the end of the reporting period; or (ii) would be satisfied if the end of the reporting period were the end of the related performance period and the result would be dilutive under the treasury stock method. Stock awards subject to vesting or exercisability based on the achievement of market conditions are included in the computation of diluted earnings per share only when the market conditions are met.
A reconciliation of the numerators and denominators of the basic and diluted loss per share calculations for the three months ended March 31, 2025 and 2024 were as follows:

	Three Months Ended March 31,
	2025	2024
Loss per share (“EPS”):
Basic	$(0.59)	$(0.95)
Diluted	$(0.59)	$(0.95)
EPS numerator - basic and diluted:
Net loss	$(1,756)	$(2,898)
EPS denominator (in thousands):
Weighted average common stock outstanding - basic	2,985	3,041
Common stock equivalents: restricted stock units and restricted shares of common stock (a)	—	—

Weighted average number of common stock outstanding - diluted	2,985	3,041

(a)
The diluted weighted average number of shares of common stock outstanding did not differ from the basic weighted average number of shares of common stock outstanding because the effects of any potential common stock equivalents (see Note 6 to the Condensed Consolidated Financial Statements for further details on unvested restricted stock units) were anti-dilutive and therefore not included in the calculation of the denominator of dilutive earnings per share.

NOTE 8 - EARNINGS (LOSS) PER SHARE
A reconciliation of the numerators and denominators of the basic and diluted (loss) earnings per share calculations were as follows:

	For The Year Ended December 31,
	2024	2023
(Loss) earnings per share (“EPS”):
Basic	$(1.59)	$0.72
Diluted	$(1.59)	$0.70
EPS numerator - basic and diluted:
Net (loss) income	$(4,770)	$2,198
EPS denominator (in thousands):
Weighted average common stock outstanding - basic	3,000	3,064
Common stock equivalents: stock options and restricted stock units	— (a)	76

Weighted average number of common stock outstanding - diluted	3,000	3,140

(a)
The diluted weighted average number of shares of common stock outstanding did not differ from the basic weighted average number of shares of common stock outstanding because the effects of any potential common stock equivalents (see Note 6 to the Consolidated Financial Statements for further details on unvested restricted stock units) were anti-dilutive and therefore not included in the calculation of the denominator of dilutive earnings per share.

The weighted average number of shares outstanding used in the computation of diluted net income per share for the years ended December 31, 2024 and 2023 did not include the effect of the following potentially outstanding shares of common stock because the effect would have been anti-dilutive:

	For The Year Ended December 31,
	2024	2023
Unvested restricted stock units	—	247

Total	—	247